CALVERT VP SRI MID CAP PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.5%
Aerospace & Defense - 2.4%
CAE, Inc.	17,300	383,322
Hexcel Corp.	6,885	476,167
		859,489

Auto Components - 1.4%
Aptiv plc	6,100	484,889

Banks - 1.5%
First Republic Bank	2,547	255,872
Sterling Bancorp	14,900	277,587
		533,459

Biotechnology - 0.7%
Incyte Corp. (1)	2,950	253,730

Capital Markets - 4.2%
E*Trade Financial Corp.	5,703	264,790
Northern Trust Corp.	5,100	461,091
Raymond James Financial, Inc.	4,830	388,381
SEI Investments Co.	7,600	397,100
		1,511,362

Chemicals - 1.4%
Sherwin-Williams Co. (The)	1,200	516,852

Commercial Services & Supplies - 1.9%
Copart, Inc. (1)	4,300	260,537
Republic Services, Inc.	5,200	417,976
		678,513

Consumer Finance - 2.2%
Discover Financial Services	6,300	448,308
OneMain Holdings, Inc.	10,950	347,662
		795,970

Containers & Packaging - 2.0%
Ball Corp.	12,602	729,152

Distributors - 0.6%
Pool Corp.	1,400	230,958

Diversified Consumer Services - 4.4%
Bright Horizons Family Solutions, Inc. (1)	2,467	313,580

Grand Canyon Education, Inc. (1)	5,750	658,433
ServiceMaster Global Holdings, Inc. (1)	12,584	587,673
		1,559,686

Electric Utilities - 2.5%
Xcel Energy, Inc.	15,600	876,876

Electrical Equipment - 1.6%
AMETEK, Inc.	6,861	569,257

Electronic Equipment, Instruments & Components - 2.3%
CDW Corp.	4,470	430,774
FLIR Systems, Inc.	8,400	399,672
		830,446

Energy Equipment & Services - 1.6%
Core Laboratories NV	4,000	275,720
TechnipFMC plc	12,274	288,684
		564,404

Equity Real Estate Investment Trusts (REITs) - 10.0%
AvalonBay Communities, Inc.	3,886	780,037
Equity Residential	8,902	670,499
Extra Space Storage, Inc.	7,312	745,166
Mid-America Apartment Communities, Inc.	5,530	604,595
National Retail Properties, Inc.	13,776	763,052
		3,563,349

Food & Staples Retailing - 1.1%
Performance Food Group Co. (1)	10,000	396,400

Food Products - 0.5%
Conagra Brands, Inc.	6,500	180,310

Health Care Equipment & Supplies - 3.4%
Cooper Cos., Inc. (The)	1,480	438,332
ICU Medical, Inc. (1)	1,500	358,995
Teleflex, Inc.	1,381	417,283
		1,214,610

Health Care Providers & Services - 2.7%
Amedisys, Inc. (1)	2,850	351,291
Centene Corp. (1)	5,600	297,360
Humana, Inc.	1,153	306,698
		955,349

Household Products - 2.2%
Central Garden & Pet Co., Class A (1)	8,950	208,088
Clorox Co. (The)	3,620	580,865
		788,953

Independent Power and Renewable Electricity Producers - 1.6%
NextEra Energy Partners LP	12,200	569,008

Insurance - 4.2%
Alleghany Corp. (1)	666	407,858
American Financial Group, Inc.	3,517	338,371
First American Financial Corp.	7,525	387,537
RLI Corp.	5,100	365,925
		1,499,691

Interactive Media & Services - 1.9%
Eventbrite, Inc., Class A (1)	12,837	246,085
IAC/InterActiveCorp (1)	2,000	420,220
		666,305

IT Services - 7.6%
Amdocs Ltd.	6,762	365,892
Black Knight, Inc. (1)	10,400	566,800
Fidelity National Information Services, Inc.	5,800	655,980
Fiserv, Inc. (1)(2)	8,670	765,387
GoDaddy, Inc., Class A (1)	4,500	338,355
		2,692,414

Leisure Products - 0.8%
Brunswick Corp.	5,400	271,782

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	6,200	498,356

Machinery - 5.2%
Fortive Corp.	6,096	511,393
Gardner Denver Holdings, Inc. (1)	19,800	550,638
Parker-Hannifin Corp.	2,600	446,212
Xylem, Inc.	4,300	339,872
		1,848,115

Media - 1.0%
CBS Corp., Class B	7,200	342,216

Multi-Utilities - 4.5%
CMS Energy Corp.	15,018	834,100
Sempra Energy	6,064	763,215
		1,597,315

Pharmaceuticals - 2.4%
Jazz Pharmaceuticals plc (1)	2,910	415,984
Zoetis, Inc.	4,388	441,740
		857,724

Professional Services - 1.4%
Verisk Analytics, Inc.	3,650	485,450

Road & Rail - 1.2%
Kansas City Southern	3,600	417,528

Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	3,900	410,553
NXP Semiconductors NV	4,600	406,594
Skyworks Solutions, Inc.	5,250	433,020
		1,250,167

Software - 5.1%
ACI Worldwide, Inc. (1)	8,000	262,960
Altair Engineering, Inc., Class A (1)	7,700	283,437
CDK Global, Inc.	8,500	499,970
Palo Alto Networks, Inc. (1)	1,600	388,608
RealPage, Inc. (1)	6,200	376,278
		1,811,253

Specialty Retail - 1.8%
Ulta Beauty, Inc. (1)	1,885	657,356

Textiles, Apparel & Luxury Goods - 4.2%
Columbia Sportswear Co.	3,800	395,884
Gildan Activewear, Inc.	17,200	618,684
VF Corp.	5,600	486,696
		1,501,264

Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp. (1)	31,150	410,869

Total Common Stocks (Cost $30,954,427)		35,470,827

TOTAL INVESTMENTS (Cost $30,954,427) - 99.5%		35,470,827
Other assets and liabilities, net - 0.5%		170,994
NET ASSETS - 100.0%		35,641,821

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $757,707 and the total market value of the collateral received by the Fund was $770,324, comprised of U.S. Government and/or agencies securities.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Common Stocks	$35,470,827	(1)	$—	$—	$35,470,827
Total Investments	$35,470,827		$—	$—	$35,470,827

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.